CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	1,661,749,433	1,529,031,103
Ordinary shares, shares outstanding	1,643,669,180	1,526,539,388
Treasury stock, shares	18,080,253	2,491,715
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,500,000,000	2,500,000,000
Ordinary shares, shares issued	1,384,955,501	1,252,237,171
Ordinary shares, shares outstanding	1,366,875,248	1,249,745,456
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	132,030,222	132,030,222
Ordinary shares, shares issued	128,293,932	128,293,932
Ordinary shares, shares outstanding	128,293,932	128,293,932
Class C Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	148,500,000	148,500,000
Ordinary shares, shares issued	148,500,000	148,500,000
Ordinary shares, shares outstanding	0	0